Consolidated statement of changes in equity (Parenthetical) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Restatement [Abstract]
Increase (decrease) through net exchange differences, goodwill	kr (2,484)	kr 2,355	kr 1,592
Realized gain or losses net	kr (24)	kr (90)	kr (3)
Dividends paid per share	kr 1.00	kr 3.70	kr 3.40